Financial Information By Industry Segment And Geographic Area (Sales By Industry Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales	$ 6,367	$ 6,632	$ 6,648	$ 6,387	$ 6,531	$ 6,720	$ 6,121	$ 5,807	$ 26,034	[1]	$ 25,179	[1]	$ 23,366	[1]
Industrial Packaging [Member]
Segment Reporting Information [Line Items]
Net sales									10,430		9,840		8,890
Printing Papers [Member]
Segment Reporting Information [Line Items]
Net sales									6,215		5,940		5,680
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Net sales									3,710		3,400		3,060
Distribution [Member]
Segment Reporting Information [Line Items]
Net sales									6,630		6,735		6,525
Forest Products [Member]
Segment Reporting Information [Line Items]
Net sales									0		220		45
Corporate And Intersegment Sales [Member]
Segment Reporting Information [Line Items]
Net sales									$ (951)		$ (956)		$ (834)

[1]	Net sales are attributed to countries based on the location of the seller.